Fair Value Measurements (Details) - Schedule of Fair Value of the Derivative Warrant Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of fair value of the derivative warrant liabilities [Abstract]
Derivative Warrant Liabilities at beginning	$ 180,479	$ 247,634
Change in fair value of derivative warrant liabilities	(169,836)	(67,155)
Derivative Warrant Liabilities at ending	$ 10,643	$ 180,479